Reinsurance - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Effects of Reinsurance [Line Items]
Reinsurance recoverables and receivables, collateral	$ 3,669,536	$ 3,441,677
Minimum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	1,000	1,000
Maximum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 5,000	$ 5,000